EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated other comprehensive income - Components (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 33,162,918	$ 31,520,416	$ 30,821,659
Balance	34,742,841	33,162,918	31,520,416
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	(477,847)	813,319	516,912
Realization of OCI	10,367	(113,836)	(67,054)
Total	(467,480)	699,483	449,858
Accumulated other comprehensive income including non-controlling interests | Discontinued operation
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	172,875	46,911	138,259
Realization of OCI	(1,930)	(261)	(25,590)
Total	170,945	46,650	112,669
Accumulated other comprehensive income including non-controlling interests | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	319,735	(426,398)	(988,925)
Balance	23,200	319,735	(426,398)
AOCI related to hedged items
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	(630,465)	514,713	(797,514)
Total	(630,465)	514,713	(797,514)
AOCI related to hedged items | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	921,862	407,149	1,204,663
Balance	291,397	921,862	407,149
AOCI Related To Hedging Derivative Instrument | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(230,847)	(230,847)	(230,847)
Balance	(230,847)	(230,847)	(230,847)
AOCI Related To Hedging Non Derivative Instrument
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	613,587	(500,007)	760,997
Total	613,587	(500,007)	760,997
AOCI Related To Hedging Non Derivative Instrument | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(551,798)	(51,791)	(812,788)
Balance	61,789	(551,798)	(51,791)
AOCI related to cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	177,520	57,474	(47,793)
Realization of OCI	(518)	(2,393)	11,870
Total	177,002	55,081	(35,923)
AOCI related to cash flow hedges | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	24,700	(30,381)	5,542
Balance	201,702	24,700	(30,381)
AOCI related to foreign currency translation differences from unhedged foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	(372,722)	247,019	(409,671)
Total	(372,722)	247,019	(409,671)
AOCI related to foreign currency translation differences from unhedged foreign operations | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	125,975	(121,044)	288,627
Balance	(246,747)	125,975	(121,044)
AOCI related to transfer from owner-occupied property to investment property
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	403	16,935	557
Realization of OCI	(1,498)	(194)	(2,520)
Total	(1,095)	16,741	(1,963)
AOCI related to transfer from owner-occupied property to investment property | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	34,259	17,518	19,481
Balance	33,164	34,259	17,518
Unrealized (losses) on securities at FVOCI
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	(357,958)	(37,756)	1,758,911
Realization of OCI	56,359	(125,631)	(77,185)
Total	(301,599)	(163,387)	1,681,726
Unrealized (losses) on securities at FVOCI | Discontinued operation
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	173,079	50,667	139,530
Realization of OCI	(1,537)	28	(25,590)
Total	171,542	50,695	113,940
Unrealized (losses) on securities at FVOCI | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(1,290,252)	(1,177,560)	(2,973,226)
Balance	(1,420,309)	(1,290,252)	(1,177,560)
Unrealized gains on equity securities at FVOCI
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	310,647	302,346	151,517
Realization of OCI	(50,596)	(849)	4,866
Total	260,051	301,497	156,383
Unrealized gains on equity securities at FVOCI | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	824,268	522,771	366,388
Balance	1,084,319	824,268	522,771
Investments in associates
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	(56,424)	15,329	(35,892)
Total	(56,424)	15,329	(35,892)
Investments in associates | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	175,665	160,336	196,228
Balance	119,241	175,665	160,336
Actuarial gains (losses) from defined benefit pension plans
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	6,521	(34,208)	(50,069)
Realization of OCI	6,750	21,862	(4,561)
Total	13,271	(12,346)	(54,630)
Actuarial gains (losses) from defined benefit pension plans | Discontinued operation
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	(273)	(5,104)	(1,694)
Realization of OCI	(523)	(289)
Total	(796)	(5,393)	(1,694)
Actuarial gains (losses) from defined benefit pension plans | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	(101,733)	(83,994)	(27,670)
Balance	(89,258)	(101,733)	(83,994)
Income tax relating to OCI
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	(168,956)	231,474	(814,131)
Realization of OCI	(130)	(6,631)	476
Total	(169,086)	224,843	(813,655)
Income tax relating to OCI | Discontinued operation
Disclosure of analysis of other comprehensive income by item [line items]
Movements period	69	1,348	423
Realization of OCI	130
Total	199	1,348	423
Income tax relating to OCI | Aggregate continuing and discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Balance	387,636	161,445	974,677
Balance	$ 218,749	$ 387,636	$ 161,445